Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 35,346	$ 32,132
Restricted cash	1,177	29,529
Accounts receivable, net	16,298	7,778
Prepaid expenses and other current assets	1,663	594
Total current assets	54,484	70,033
Vessels, net	1,026,153	721,391
Deposits for vessels acquisitions	7,271	0
Deferred financing costs, net	8,463	2,767
Other long term assets	94	282
Investment in affiliates	500	0
Loans receivable from affiliates	280	0
Intangible assets	119,405	160,479
Restricted cash	33,429	0
Total non-current assets	1,195,595	884,919
Total assets	1,250,079	954,952
Current liabilities
Accounts payable	3,171	2,090
Accrued expenses	3,876	3,599
Deferred voyage revenue	2,997	9,112
Current portion of long-term debt	5,358	23,727
Amounts due to related parties	204	21,748
Total current liabilities	15,606	60,276
Long-term debt, net of current portion and discount	527,966	275,982
Total non-current liabilities	527,966	275,982
Total liabilities	543,572	336,258
Commitments and contingencies	0	0
Partners' capital:
Common Unitholders (71,034,163 and 60,109,163 units issued and outstanding at December 31, 2013 and December 31, 2012, respectively)	702,478	616,604
General Partner (1,449,681 and 1,226,721 units issued and outstanding at December 31, 2013 and December 31, 2012, respectively)	4,029	2,090
Total partners' capital	706,507	618,694
Total liabilities and partners' capital	$ 1,250,079	$ 954,952